Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and cash equivalents	25. Cash and cash equivalents

	2017	2016
	£m	£m
Cash at bank and in hand	826	1,462
Short-term deposits	3,007	3,435

	3,833	4,897